ORGANIZATION AND BUSINESS BACKGROUND (Tables)	12 Months Ended
Jun. 30, 2012
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Schedule Of Consolidated Subsidiaries [Table Text Block]

As of June 30, 2012, details of the Company’s subsidiaries are as follows:

Name of company	Place of incorporation	Date of incorporation	Percentage of ownership interest attributable to the Company		Principal activities
			Directly	Indirectly

Gifted Time Holdings Limited ("GTH")	BVI	September 21, 2005	100%	-	Investment holding

Clear Mind Limited ("Clear Mind")	BVI	November 29, 2007	-	100%	Investment holding

World Hope Enterprises Limited ("World Hope")	Hong Kong	September 17, 2007	-	100%	Investment holding

Beijing Helitong Science & Technology Exploration Co., Ltd. ("Helitong")	People’s Republic of China (“PRC”)	January 25, 2008	-	100%	Investment holding

Hollysys Group Co., Ltd. ("Hollysys Group")	PRC	December 17, 2007	-	100%	Investment holding

Hollysys (Beijing) Investment Co., Ltd. ("Hollysys Investment")	PRC	April 15, 2011	-	100%	Investment management

Beijing Hollysys Automation & Drive Co., Ltd. ("Hollysys A&D")	PRC	May 13, 2008	-	100%	Provision of integrated automation products and services

Hangzhou Hollysys Automation Co., Ltd. ("Hangzhou Hollysys")	PRC	September 24, 2003	-	100%	Provision of integrated automation products and services

Beijing Hollysys Electronics Technology Co., Ltd. ("Hollysys Electronics")	PRC	June 4, 2010	-	100%	Manufacture components of automation products for intercompanies

Beijing Hollycon Medicine & Technology Co., Ltd. ("Hollycon")	PRC	June 4, 2010	-	51%	Manufacture and sale of medical automation equipment

Beijing Hollysys Co., Ltd. ("Beijing Hollysys")	PRC	September 25, 1996	-	100%	Provision of integrated automation products and services

Beijing Haotong Science and Technology Development Co., Ltd. ("Haotong")	PRC	October 26, 2000	-	100%	Dormant

Beijing WoDeWeiYe Technology Exploration Co., Ltd. ("WoDeWeiYe")	PRC	December 31, 1997	-	51%	Manufacture and sale of electric components

Xi’an Hollysys Co., Ltd. ("Xi'an Hollysys")	PRC	March 9, 2011	-	100%	Research and development

Hollysys (Asia Pacific) Pte. Limited ("HAP")	Singapore	October 23, 1997	100%	-	Investment holding; Sale of integrated automation products

Concord Corporation Pte Ltd ("CCPL")	Singapore	March 10, 2008	-	100%	Provision of integrated construction and installation services

Concord Electrical Pte Ltd. ("CEPL")	Singapore	May 25, 1984	-	100%	Provision of integrated construction and installation services

Concord Electrical Sdn. Bhd ("CESB")	Malaysia	May 13, 1994	-	100%	Provision of integrated construction and installation services

Concord Corporation Pte. Ltd., Dubai branch ("CCPL Dubai")	Dubai	December 17, 2007	-	100%	Provision of integrated construction and installation services

Concord Solution (HK) Limited ("CSHK")	Hong Kong	May 9, 2012	-	100%	Provision of integrated automation products and services